Loans and advances to banks - Schedule of loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	€ 21,770	€ 16,709
Gross carrying amount
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	21,792	16,739
Accumulated impairments
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	(22)	(30)
Netherlands
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	14,344	9,441
Netherlands | Gross carrying amount
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	14,353	9,453
Netherlands | Accumulated impairments
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	(8)	(11)
Rest of the world
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	7,426	7,268
Rest of the world | Gross carrying amount
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	7,439	7,286
Rest of the world | Accumulated impairments
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	€ (13)	€ (18)